Auditors' remuneration (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration By Services [Line Items]
Auditor's remuneration	£ 48	£ 49	£ 43
KPMG [member] | Discontinued operations [member]
Auditors Remuneration By Services [Line Items]
Auditor's remuneration	£ 4
PricewaterhouseCoopers LLP [Member] | Discontinued operations [member]
Auditors Remuneration By Services [Line Items]
Auditor's remuneration		£ 12	£ 10